CONTRACTUAL COMMITMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Contractual commitments	$ 820	$ 913
Asset management fee as percent per quarter	0.3125%
Asset management fee, percent	1.25%
Less than one year
Disclosure of contingent liabilities [line items]
Contractual capital commitments, maturity, percent	31.00%
1 to 5 years
Disclosure of contingent liabilities [line items]
Contractual capital commitments, maturity, percent	43.00%
Thereafter
Disclosure of contingent liabilities [line items]
Contractual capital commitments, maturity, percent	26.00%